Cambria LargeCap Shareholder Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 8.2%
AT&T, Inc.	4,591	$120,330
Comcast Corp. - Class A	4,006	119,179
Fox Corp. - Class A	1,573	114,483
Verizon Communications, Inc.	2,724	121,272
		475,264

Consumer Discretionary - 9.8%
eBay, Inc.	1,342	122,417
General Motors Co.	1,385	116,340
Lennar Corp. - Class A	945	103,336
PulteGroup, Inc.	889	111,205
Toll Brothers, Inc.	801	115,736
		569,034

Consumer Staples - 11.7%
Conagra Brands, Inc.	6,286	116,354
Dollar Tree, Inc. (a)	857	100,774
General Mills, Inc.	2,391	110,608
Kraft Heinz Co.	4,589	108,943
Molson Coors Beverage Co. - Class B	2,374	114,047
US Foods Holding Corp. (a)	1,485	124,176
		674,902

Energy - 8.0%
EOG Resources, Inc.	1,068	119,755
Marathon Petroleum Corp.	607	106,947
Phillips 66	803	115,279
Valero Energy Corp.	672	121,921
		463,902

Financials - 24.5%
Aflac, Inc.	1,015	112,614
American Financial Group, Inc.	808	105,258
American International Group, Inc.	1,316	98,542
Bank of New York Mellon Corp.	962	115,363
Citizens Financial Group, Inc.	1,925	121,237
Corebridge Financial, Inc.	3,492	107,658
Hartford Insurance Group, Inc.	826	111,560
MetLife, Inc.	1,368	107,908
PayPal Holdings, Inc.	1,839	96,897
Principal Financial Group, Inc.	1,244	117,832
Prudential Financial, Inc.	962	106,888
Synchrony Financial	1,348	97,905
Truist Financial Corp.	2,260	116,209
		1,415,871

Health Care - 9.4%
Cigna Group	406	111,289
Exelixis, Inc. (a)	2,722	112,582
Pfizer, Inc.	4,263	112,714
Tenet Healthcare Corp. (a)	569	107,700
Universal Health Services, Inc. - Class B	501	100,831
		545,116

Industrials - 10.6%
Expeditors International of Washington, Inc.	741	118,960
FedEx Corp.	401	129,222
JB Hunt Transport Services, Inc.	571	115,753
L3Harris Technologies, Inc.	390	133,712
Textron, Inc.	1,291	113,685
		611,332

Information Technology - 4.1%
Jabil, Inc.	504	119,544
TD SYNNEX Corp.	751	119,161
		238,705

Materials - 13.1%
Ball Corp.	2,206	125,455
CF Industries Holdings, Inc.	1,430	133,319
Eastman Chemical Co.	1,775	123,043
Newmont Corp.	1,130	126,955
Reliance, Inc.	389	128,176
Steel Dynamics, Inc.	675	121,210
		758,158
TOTAL COMMON STOCKS (Cost $5,494,526)		5,752,284

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds – 0.4%
First American Treasury Obligations Fund - Class X, 3.60% (b)	20,970	20,970
TOTAL SHORT-TERM INVESTMENTS (Cost $20,970)		20,970

TOTAL INVESTMENTS - 99.8% (Cost $5,515,496)		5,773,254
Other Assets in Excess of Liabilities - 0.2%		9,630
TOTAL NET ASSETS - 100.0%		$5,782,884

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria LargeCap Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,752,284	$–	$–	$5,752,284
Money Market Funds	20,970	–	–	20,970
Total Investments	$5,773,254	$–	$–	$5,773,254

Refer to the Schedule of Investments for further disaggregation of investment categories.